Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Registrant Name	World Moto, Inc.
Entity Central Index Key	0001492151
Entity Filer Category	Smaller Reporting Company